CONDENSED CONSOLDIATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		73 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014
Cash Flows from Operating Activities
Net loss	$ (2,186,112)	$ (323,113)	$ (7,722,256)
Adjustments to reconcile net loss to net cash provided by operating activities
Impairment of goodwill			634,799
Depreciation and amortization	1,229	3,321	126,302
Stock compensation expense	1,436,781	36,609	1,697,350
Change in fair value of derivative liabilities	(41,937)		(41,937)
Changes in assets and liabilities
Prepaid expenses	9,621	(21,278)	(18,214)
Other current assets		3,577
Accounts payable	49,787	61,207	220,625
Accrued liabilities and other current liabilities	(168,397)	10,380	68,029
Net cash used in operating activities	(899,028)	(229,297)	(5,035,302)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of intangible assets			(87,890)
Security deposit			(3,000)
Purchases of property and equipment	(15,316)	(1,201)	(56,044)
Net cash used in investing activities	(15,316)	(1,201)	(146,934)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable			250,000
Repayment of notes payable	(156,187)		(168,432)
Proceeds from issuance of common stock	8,303,225	263,000	12,047,841
Proceeds from issuance of demand note			285,521
Net cash provided by financing activities	8,147,038	263,000	12,414,930
NET INCREASE IN CASH	7,232,694	32,502	7,232,694
CASH, BEGINNING OF PERIOD
CASH, END OF PERIOD	7,232,694	32,502	7,232,694
SUPPLEMENTAL CASH FLOW DISCLOSURES
Conversion of demand note into Common Stock			285,521
Issuance of Common Stock for SonicSwap, Inc. Acquisition			$ 634,799